SEGMENT REPORTING, Revenue from External Customers Based on Geographical Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information [Abstract]
Consolidated revenue	$ 12,449,705	$ 9,955,190	$ 4,375,664
Southeast Asia [Member]
Segment Information [Abstract]
Consolidated revenue	8,321,249	6,316,782	2,791,894
Latin America [Member]
Segment Information [Abstract]
Consolidated revenue	2,043,918	1,850,861	790,308
Rest of Asia [Member]
Segment Information [Abstract]
Consolidated revenue	1,727,187	1,394,342	655,007
Rest of the World [Member]
Segment Information [Abstract]
Consolidated revenue	$ 357,351	$ 393,205	$ 138,455